Income Taxes (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryovers	$ 84,651	$ 75,011
Stock compensation and other	1,946	2,399
Change in fair value of warrant liabilities	59	59
Amortization of license	11,856	13,375
Lease liability	929	1,466
Accruals and reserves	1,841	1,434
Startup costs	5	6
Tax credits	18,189	15,649
174 Capitalization	28,800	19,787
Total deferred tax assets	148,276	129,186
Less valuation allowance	(147,694)	(128,101)
Net deferred tax assets	582	1,085
Deferred tax liabilities:
Right of use asset	(582)	(1,085)
Total deferred tax assets, net	$ 0	$ 0